LONG-TERM DEBT (Details 2) (USD $)				12 Months Ended				6 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended		12 Months Ended																						0 Months Ended			1 Months Ended							1 Months Ended		6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior revolving credit facility due August 16, 2016	Dec. 31, 2012 Letter of credit facility	Jun. 30, 2013 Second lien term loan due August 16, 2018	Dec. 31, 2012 Second lien term loan due August 16, 2018	Jun. 30, 2013 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility	Apr. 13, 2013 Senior Revolving Credit Facility	Feb. 25, 2013 Senior Revolving Credit Facility	Dec. 31, 2011 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility Base rate	Dec. 31, 2012 Senior Revolving Credit Facility Base rate Minimum	Dec. 31, 2012 Senior Revolving Credit Facility Base rate Maximum	Dec. 31, 2012 Senior Revolving Credit Facility Prime lending rate	Dec. 31, 2012 Senior Revolving Credit Facility Federal funds rate	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR for one-month interest period	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR Minimum	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR Maximum	Dec. 31, 2012 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Dec. 31, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Sep. 28, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Base rate	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Base rate Minimum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Base rate Maximum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Prime lending rate	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Federal funds rate	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR for one-month interest period	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR Minimum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior revolving credit facility due August 16, 2016 Adjusted LIBOR Maximum	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Swingline loan facility	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Letter of credit facility	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018	Dec. 31, 2011 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended December 31, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended March 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended June 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended September 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended December 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended March 31, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended June 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended September 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Fiscal quarter ended December 31, 2014 and each fiscal quarter thereafter	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 Prior to June 29, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Second lien term loan due August 16, 2018 On or after June 29, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended December 31, 2012	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended March 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended June 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended September 30, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended December 31, 2013	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended March 31, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended June 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended September 30, 2014	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended December 31, 2014 and each fiscal quarter thereafter	Dec. 31, 2012 Eureka Hunter Pipelines, LLC Senior Revolving Credit Facility Fiscal quarter ended June 30, 2014 and each fiscal quarter thereafter	May 16, 2012 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]	Apr. 13, 2013 Eagle Ford Hunter	Apr. 02, 2013 Sixteenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Apr. 23, 2013 Seventeenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Dec. 31, 2012 Seventeenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Jun. 30, 2013 Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility	Jun. 30, 2013 Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Fiscal Year Ending December 31, 2013 [Member]	Jun. 30, 2013 Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Period January 1, 2014 and Thereafter [Member]	Aug. 07, 2013 Subsequent event	Apr. 02, 2013 Subsequent event Sixteenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Apr. 23, 2013 Subsequent event Seventeenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Dec. 31, 2012 Subsequent event Seventeenth Amendment to the Second Amended and Restated Credit Agreement [Member] Eagle Ford Hunter Senior Revolving Credit Facility	Jun. 30, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility	Aug. 07, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility	Aug. 06, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility	Jun. 30, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Fiscal Quarter Ending March 31, 2014 [Member]	Jun. 30, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Fiscal Period Ending December 31, 2014 [Member]	Jun. 30, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Fiscal Quarter Ending September 30, 2013 [Member]	Jun. 30, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Fiscal Quarter Ending December 31, 2013 [Member]
Jun. 30, 2013
Subsequent event
Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member]
Senior Revolving Credit Facility
Fiscal Period Starting March 31, 2014 and Thereafter [Member]
																																																																																		Jun. 30, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Period August 1, 2013 and Thereafter [Member]	Aug. 07, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Minimum	Aug. 06, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Minimum	Aug. 07, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Maximum	Aug. 06, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Senior Revolving Credit Facility Maximum	Jun. 30, 2013 Subsequent event Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Eureka Hunter Holdings, LLC Senior Revolving Credit Facility
Notes payable disclosures
Maximum borrowing capacity				$ 100,000,000	$ 10,000,000			$ 750,000,000																											$ 5,000,000	$ 5,000,000	$ 50,000,000	$ 50,000,000
Initial committed amount				25,000,000
Commitment fee percentage				0.50%	0.50%
Variable rate basis													alternate base rate			Prime Rate	Federal Funds Effective Rate									base rate			prime	Federal Funds Rate		Adjusted LIBOR
Variable rate spread														1.25%	2.75%		0.50%	1.00%	2.25%	3.75%							1.25%	2.25%		0.50%	1.00%		2.25%	3.50%																																																	250.00%	200.00%	325.00%	275.00%
Interest rate to be paid in cash																																																	9.75%	12.50%
Additional interest rate to be paid in cash or in shares of restricted common stock																																																	2.75%
Interest to be paid in cash or in shares of restricted common stock when idebtedness exceeds threshold																																																	3.75%	13.50%
Indebtedness threshold causing increase in interest rate																																																	1,000,000	1,000,000
Increase rate of interest under default of revolver or term loan									2.00%																													2.00%
Total debt to capitalization ratio, maximum																																					60.00%	60.00%
Consolidated Earnings before Interest Taxes Depreciation Amortization to Consolidated Interest Expense Ratio, Minimum																																					0.85			0.85	1.25	1.50	1.75	2.25	2.25	2.50	2.50	2.75				1.25	1.50	1.75	2.00	2.50	2.50	2.75	2.50	3.00
EBITDA to interest expense ratio, minimum																																					0.85			0.85	1.25	1.50	1.75	2.25	2.25	2.50	2.50	2.75				1.25	1.50	1.75	2.00	2.50	2.50	2.75	2.50	3.00
EBITDA to interest expense ratio when Eureka Pipeline has borrowed under the revolving facility, minimum																																						1.00
Debt to EBITDA ratio, maximum																																								8.50	6.00	6.00	5.00	4.50	4.50	4.50	4.50	4.25				6.25	5.75	5.75	4.75	4.50	4.50				4.00
Debt to EBITDA ratio when Eureka Pipeline has borrowed uner the revolving facility, maximum																																								6.50
Debt under revolver to EBITDA ratio																																						3.5													3.25
Long-term debt, principal amount, outstanding	669,671,000	890,760,000	290,389,000			50,000,000	50,000,000	0	225,000,000			142,000,000									0	[1]	100,000,000	[1]	100,000,000												50,000,000	50,000,000	31,000,000
Write off of unamortized deferred financing costs																																																														2,800,000
Line of Credit Facility Conforming Borrowing Capacity									306,250,000	265,000,000	350,000,000																																																						265,000,000	350,000,000						265,000,000	350,000,000
Minimum Rate of Value of Oil And Gas Properties Secured for Obligations under Senior Credit Facility								80.00%
Waiver of Required Percentage of Consideration Received for Sale of Disposal Group																																																																100.00%							100.00%
Ownership Percentage Sold																																																															100.00%		100.00%							100.00%
Number of Days for Extension of Annual Audited Financial Statements																																																																	57 days							57 days
Debt Instrument Covenant Consolidated Debt To Consolidated Earnings Before Interest Taxes Depreciation Amortization Exploration Expenses																																																																										2.00			4.50	4.25
Debt Instrument Covenant Consolidated Earnings Before Interest Taxes Depreciation Amortization Exploration Expenses To Consolidated Interest Expense Ratio																																																																															2.00	2.25	2.50
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures																																																																																							32,000,000
Line of Credit Facility, Current Borrowing Capacity	265,000,000								337,500,000																																																																														75,000,000
Senior Note Basket, After Amendment																																																																										600,000,000
Senior Note Basket, Prior to Amendment																																																																										800,000,000
Investment Basket for Unrestricted Subsidiaries																																																																			7,500,000	12,500,000	7,500,000						12,500,000	7,500,000
Leasehold Capital Expenditures																																																																																		40,000,000
Borrowing Base Limit																																																																						$ 75,000,000
Debt Instrument Increase In Basis Points From Amendment																																																																											50.00%

[1]	The Company’s second lien term loan was paid in full in May 2012 in connection with the issuance of the Company’s Senior Notes.